RELATED PARTY TRANSACTIONS - Capesize Chartering LTD (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CCL
Related Party Transaction [Line Items]
Revenue from related parties	$ 3,559	$ 2,362